Derivative Financial Liabilities	12 Months Ended
Dec. 31, 2025
Derivative Financial Liabilities [Abstract]
Derivative Financial Liabilities
14.	Derivative Financial Liabilities

(a)	Warrant liabilities

On September 28, 2022, the Company issued 22,900,000 warrants, which consists of 17,250,000 Public Warrants, 4,450,000 Sponsor Warrants and 1,200,000 PIPE Warrants. The Public Warrants began trading on NASDAQ on September 29, 2022, while the Sponsor Warrants and the PIPE Warrants (collectively, the “Private Warrants”) which were held by Silver Crest Management LLC (the “Sponsor”), the PIPE investors or any of their permitted transferees were not traded.

Management considers Public Warrants and Private Warrants as liabilities and measures them at fair value in accordance with ASC 815, with fair value changes recognized in the consolidated statements of operations.

On May 12, 2023, the Company offered to the holders of outstanding Public and Private Warrants for a warrant modification to issue 0.048 ordinary shares in exchange for each of the outstanding warrants tendered by the holder and exchanged pursuant to the offer (the “Offer”). Concurrently with the Offer, the Company also solicited consents from holders of the warrants to modify the warrant agreement, which modification will govern all of the warrants, to permit the Company to require that each warrant that is outstanding upon the closing of the Offer be exchanged for 0.043 of an ordinary share, which is a ratio 10% less than the exchange ratio applicable to the Offer. Pursuant to the exchange, the Company issued an aggregate of 1,083,949 ordinary shares in June 2023 in exchange for all of its outstanding warrants, increasing the balances of ordinary shares and additional paid in capital in the amount of RMB365 and RMB105,931,016, respectively.

(b)	Contingent cash settlement features of ESA Transaction (“ESA derivative liabilities”)

On September 28, 2022, the Company issued 1,000,000 ordinary shares to Shaolin Capital Partners Master Fund Ltd, MAP 214 Segregated Portfolio, a segregated portfolio of LMA SPC, DS Liquid DIV RVA SCM LLC and Shaolin Capital Partners SP, a segregated portfolio of PC MAP SPC (collectively, “ESA Investors”) pursuant to Equity Support Agreement (“ESA Agreement”) entered into on March 8, 2022 and as amended on July 28, 2022, concurrently with receipt of the subscription price of US$50,000,000 (equivalent to RMB355,535,000) paid by the ESA Investors, which were deposited into a collateral account established in the name of the Company (the “ESA Transaction”).

According to the ESA Agreement and Amendment No. 2 To ESA Agreement entered into on December 27, 2022, the Company will receive the proceeds from the collateral account. Subject to acceleration and postponement in certain circumstances set forth in the ESA Agreement, the proceeds to be received by the Company at the end of each reference period will be an amount equal to the agreed number of shares provided in ESA Agreement multiplied by the lesser of (i) an agreed price provided in ESA Agreement and (ii) the average volume weighted average price for the reference period (“Reference Price”). Concurrently, the Company shall pay to the ESA Investors a reference period payment, which is an amount equal to the agreed number of shares multiplied by (i) if Reference Price is less than the agreed price, an amount equal to agreed price minus the reference price for the reference period, or (ii) if the Reference Price for the reference period is greater than or equal to the agreed price, zero. At the end of the final reference period, the outstanding cash balance in the collateral account shall be released to the Company. Within five business days following the release of the outstanding cash balance of the collateral account, the Company shall pay to the ESA Investors and/or Shaolin Capital Management LLC (“Shaolin”), at the direction of Shaolin, the aggregate amount of interest accrued on the funds held in the collateral account prior to the release less US$100,000, up to a maximum of US$300,000.

The contingent cash settlement features of ESA agreement were determined to be classified as liabilities measured at fair value in accordance with ASC 815, with fair value changes recognized in the consolidated statements of operations, since the Company does not have an unconditional right to avoid delivering cash.

In 2023, the accumulative ESA proceeds of US$17,292,158 (equivalent to RMB119,826,783) were released from the collateral account and received by the Company while US$35,874,489 (equivalent to RMB249,470,932) were released from the collateral account and returned to Shaolin. The Company received US$812,069 (equivalent to RMB5,718,400) of interest income from the collateral account and Shaolin received US$300,000 interest income from the collateral account. For the year ended December 31, 2023, realized gains of RMB5,718,400 was recorded in interest income due to the termination of ESA Agreement. The ESA derivative liabilities were settled in 2023.